CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Sales and marketing	$ 845,302	$ 311,135
Research and development	7,911,548	8,519,541
General and administrative	18,055,570	5,674,756
Inventory write-down	2,723,985
Loss from operations	29,536,405	14,505,432
OTHER INCOME (EXPENSE)
Change in fair value of derivative		(11,923,000)
Interest expense	(7,385)	(128,134)
Other income (expense), net	(1,793,671)	2,386,395
Other expense, net	(1,801,056)	(9,664,739)
Loss before income taxes	(31,337,461)	(24,170,171)
PROVISION FOR INCOME TAXES	(1,400)	(830)
NET LOSS	$ (31,338,861)	$ (24,171,001)
Net loss per share of common stock-basic	$ (16.61)	$ (18.06)
Net loss per share of common stock-diluted	$ (16.61)	$ (18.06)
Weighted average shares of common stock-basic	1,886,798	1,338,666
Weighted average shares of common stock-diluted	1,886,798	1,338,666
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX
Actuarial loss on pension	$ 165,997	$ (183,928)
Foreign currency translation gain (loss)	1,518,633	(1,250,390)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX	1,684,630	(1,434,318)
Total Comprehensive Loss	$ (29,654,231)	$ (25,605,319)